Income Taxes - Deferred Income Taxes Reflect Temporary Differences Between the Valuation of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax loss and credit carry forwards	$ 62,142	$ 40,007
Unremitted earnings	0	0
Unconsolidated affiliates	11,761	12,257
Other accruals and reserves	11,536	13,556
Property, plant and equipment	0	0
Goodwill and other intangible assets	15,791	23,452
Deferred financing fees	6,366	6,973
Employee benefits	41,186	31,858
Deferred tax assets, gross	148,782	128,103
Valuation allowance	(66,920)	(50,404)
Deferred tax assets, net	81,862	77,699
Tax loss and credit carry forwards	0	0
Unremitted earnings	9,273	9,462
Unconsolidated affiliates	0	0
Other accruals and reserves	0	0
Property, plant and equipment	42,715	45,314
Goodwill and other intangible assets	0	0
Deferred financing fees	0	0
Employee benefits	0	0
Deferred tax liabilities, gross	51,988	54,776
Valuation allowance	0	0
Deferred tax liabilities, net	$ 51,988	$ 54,776